Other Receivables, Deposits and Prepayments (Tables) (PREMA LIFE PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
PREMA LIFE PTY. LTD. [Member]
Schedule of Other Receivables, Deposits and Prepayments

Other receivables, deposits and prepayments at December 31, 2020 and June 30, 2020 consist of the following:

	December 31,	June 30,
	2020	2020
Other receivables	-	14,226
Prepayments	-	39,129
	$-	$53,355

Other receivables, deposits and prepayments at June 30, 2020 and 2019 consist of the following:
	June 30,	June 30,
	2020	2019
Other receivables	14,226	-
Prepayments	39,129	31,625
	$53,355	$31,625